Provisions - Plan assets of the group invested in asset classes (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions.
Cash and cash equivalents	€ 2,941	€ 102
Financial investment	131	2,750
Fund shares	8,090	7,905
Total expected payments	€ 11,162	€ 10,757